Nature of operations (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Working capital surplus	$ 4,830,735	$ 7,463,140
Net loss	63,620,232	11,846,560	$ 2,668,254
Negative cash flows from operations	1,483,006	1,653,398	$ 1,600,250
Accumulated deficit	$ 157,391,582	$ 93,771,350